Note R - Segment Information	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]

Note
R
- Segment Information

The reportable segments are determined by the products and services offered, primarily distinguished between banking and consumer finance.
  They are also distinguished by the level of information provided to the chief operating decision maker, who uses such information to review performance of various components of the business which are then aggregated if operating performance, products/services, and customers are similar.  Loans, investments, and deposits provide the majority of the net revenues from the banking operation, while loans provide the majority of the net revenues for the consumer finance segment.  All Company segments are domestic.

Total revenues from the banking segment, which accounted for the majority of the Company
’s total revenues, totaled
92.7%,
91.6%,
and
90.9%
of total consolidated revenues for the years ended
December 31, 2017,
2016
and
2015,
respectively.

The accounting policies used for the Company
’s reportable segments are the same as those described in Note A - Summary of Significant Accounting Policies.  Income taxes are allocated based on income before tax expense. All goodwill is in the Banking segment.

Segment information is as follows:

	Year Ended December 31, 201 7
	Banking	Consumer Finance	Total Company
Net interest income	$38,366	$3,367	$41,733
Provision expense	2,415	149	2,564
Noninterest income	8,834	601	9,435
Noninterest expense	34,079	2,530	36,609
Tax expense	3,973	513	4,486
Net income	6,733	776	7,509
Assets	1,013,386	12,904	1,026,290

	Year Ended December 31, 201 6
	Banking	Consumer Finance	Total Company
Net interest income	$33,019	$3,307	$36,326
Provision expense	2,665	161	2,826
Noninterest income	7,589	650	8,239
Noninterest expense	30,257	2,642	32,899
Tax expense	1,530	390	1,920
Net income	6,156	764	6,920
Assets	941,907	12,733	954,640

	Year Ended December 31, 201 5
	Banking	Consumer Finance	Total Company
Net interest income	$30,175	$3,320	$33,495
Provision expense	1,055	35	1,090
Noninterest income	7,880	717	8,597
Noninterest expense	26,983	2,636	29,619
Tax expense	2,347	462	2,809
Net income	7,670	904	8,574
Assets	782,715	13,570	796,285